Newbuildings (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Newbuildings

(In millions of U.S. dollars)	December 31, 2015	December 31, 2014
Opening balance	172.6	312.9
Additions	30.5	441.7
Capitalized interest and loan related costs	7.3	7.1
Re-classified as Drilling rigs	—	(589.1)
Re-classified as held for sale	(210.4)	—
Closing balance	—	172.6